Exhibit 99.1

Elm 2018-2 Trust
Series 2018-2 Senior Secured Revolving Floating Rate Senior Advances,
Series 2018-2 Senior Secured Fixed Rate Senior Notes and
Series 2018-2 Fixed Rate Subordinated Notes
Loan Agreed-Upon Procedures

Report To:
MidCap Financial Trust
Elm 2018-2 Trust

20 September 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures

MidCap Financial Trust
Elm 2018-2 Trust
7255 Woodmont Avenue, Suite 260
Bethesda, Maryland 20814

Re:
Elm 2018-2 Trust (the "Issuer")
Series 2018-2 Senior Secured Revolving Floating Rate Senior Advances (the "Advances"),
Series 2018-2 Senior Secured Fixed Rate Senior Notes and Series 2018-2 Fixed Rate Subordinated Notes (collectively, the "Notes," together with the Advances, the "Debt")
Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by MidCap Financial Trust (the "Originator"), the Issuer, Guggenheim Securities, LLC (the "Initial Purchaser"), SunTrust Robinson Humphrey, Inc. ("SunTrust") and KeyBanc Capital Markets Inc. ("KeyBanc," together with the Originator, Issuer, Initial Purchaser and SunTrust, the "Specified Parties"), solely to assist the Issuer with respect to certain information relating to a pool of senior secured loans (the "Loans") originated by the Originator, including loans to life sciences companies and loans to technology companies, relating to the Issuer's securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:
a.
An electronic data file and the corresponding record layout and decode information (the "Preliminary Data File") that the Originator, on behalf of the Issuer, indicated contains information relating to the Loans as of 7 August 2018 (the "Statistical Calculation Date") and

b.
An electronic data file labeled "ELM 2018-2 Loan Tape (Aug 7 Cutoff) - 9.11.18 – VALUES.XLSX" and the corresponding record layout and decode information (the "Data File," together with the Preliminary Data File, the "Provided Data Files") that the Originator, on behalf of the Issuer, indicated contains information relating to the Loans as of the Statistical Calculation Date,

c.	Imaged copies of the:
i.	Credit and security agreement, amended and restated credit and security agreement or other related documents (collectively and as applicable, the "Agreement"),
ii.	Credit memo or other related documents (collectively and as applicable, the "Credit Memo"),
iii.	Exit fee letter (the "Exit Fee Letter"),
iv.	Compliance certificate (the "Compliance Certificate") and
v.	Certain screen shots from the Originator's servicing system (the "System Screen Shots," together with the Agreement, Credit Memo, Exit Fee Letter and Compliance Certificate, the "Source Documents"),
as applicable, that the Originator, on behalf of the Issuer, indicated relate to each Loan,
d.
An electronic data file and the corresponding record layout and decode information (the "Market Cap Report") that the Originator, on behalf of the Issuer, indicated contains information on certain customer short names relating to certain Loans (each, a "Public Loan") as of the Statistical Calculation Date,

e.
An electronic data file and the corresponding record layout and decode information (the "Portfolio Balance Report") that the Originator, on behalf of the Issuer, indicated contains information relating to each Loan as of the Statistical Calculation Date,

f.
An electronic data file and the corresponding record layout and decode information (the "Interest Rate Report") that the Originator, on behalf of the Issuer, indicated contains information relating to each Loan as of the Statistical Calculation Date,

g.
An electronic data file and the corresponding record layout and decode information (the "Recalculated Characteristic Support File," together with the Source Documents, Market Cap Report, Portfolio Balance Report and Interest Rate Report, the "Sources") that the Originator, on behalf of the Issuer, indicated contains information, assumptions and methodologies relating to certain Compared Characteristics, as indicated on Exhibit 1 to Attachment A, and Recalculated Characteristics (both as defined herein),

h.	The list of relevant characteristics (the "Compared Characteristics") on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
i.
The list of characteristics (the "Recalculated Characteristics") on the Data File, that the Originator, on behalf of the Issuer, instructed us to recalculate using information on the Data File and Recalculated Characteristic Support File, as described in Items 4. through 6. of Attachment A,

j.
The list of relevant characteristics (the "Provided Characteristics") on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which the Originator, on behalf of the Issuer, instructed us to perform no procedures and

k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files or Updated Preliminary Data File (as defined in Attachment A).  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Debt will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young

20 September 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph of this Item 1.

The Source(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A.  Where more than one Source is listed for a Compared Characteristic, the Originator, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by the Originator, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Originator.  The Preliminary Data File, as adjusted, is hereinafter referred to as the "Updated Preliminary Data File."

3.	Using information on the:
a.	Data File and
b.	Updated Preliminary Data File,
we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File.  All such compared information was in agreement.

4.	Using the:
a.	Total global commitment to borrower and
b.	Balance available for ELM 2018-2,
both as shown on the Data File, we recalculated the co-lender? (Y/N) for each Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 2 of 2

5.	Using the:
a.	Total company debt, as shown on the Data File,
b.	Enterprise value / appraised value, as shown on the Data File,
c.	Applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and
d.	Additional instruction provided by the Originator, on behalf of the Issuer, described in the succeeding paragraph of this Item 5., we recalculated the LTV for each Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of comparing the LTV for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.001% or less.

6.	Using the:
a.	Total global commitment to borrower, as shown on the Data File,
b.	Applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and
c.	Additional instruction provided by the Originator, on behalf of the Issuer, that is described in the succeeding paragraph of this Item 6., we recalculated the total global commitment available through MidCap's lien for each Loan.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of comparing the total global commitment available through MidCap's lien for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note
Facility number	Facility Number	Agreement or Credit Memo	i.
Customer short name	Customer Short Name	Agreement	ii.
Product type	Product Type	Credit Memo or System Screen Shots	iii.
Facility type	Facilty Type	Agreement or Interest Rate Report
Industry	Industry	Credit Memo or System Screen Shots
Funded balance	MidCap's Funded Balance	Portfolio Balance Report and recalculation	iv.
Closing date	Closing Date	Agreement
Current legal maturity date	Current Legal Maturity Date	Agreement
Original term (years)	Original Term (years)	Agreement and recalculation	v.
Remaining term (months)	Remaining Term (months)	Agreement and recalculation	vi.
Seasoning (months)	Seasoning	Agreement and recalculation	vii.
Floor	Floor	Interest Rate Report	viii.
Spread	Spread	Interest Rate Report	ix.
State	State	Credit Memo
Internal risk rating	Internal Risk Rating	Portfolio Balance Report	x.
Investment stage	Investment stage: public or private (if private - Series A, B, etc.) - Life Sciences Only	Agreement, Credit Memo or Market Cap Report	xi.
Amortization date	Amortization Date 1	Agreement
Amortization style	Amortization Style (mortgage-style or straight line)	Agreement
Interest type	Interest type (Fixed / floating)	Agreement or Interest Rate Report	xii.
Index type	Index type	Agreement or Interest Rate Report	xiii.
Day count convention	Day count convention (30/360 or actual/365)	Agreement
Payment frequency	Payment frequency	Agreement
Current rate	Current Rate	Interest Rate Report	xiv.

Exit fees	Exit Fees	Exit Fee Letter, Agreement, Recalculated Characteristic Support File and recalculation	xv.

Exhibit 1 to Attachment A

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note
Enterprise value / appraised value	Enterprise Value / Appraised Value	(a) Credit Memo, (b) Compliance Certificate, Credit Memo and recalculation or (c) Market Cap Report, Recalculated Characteristic Support File and recalculation	xvi.
Total commitment	MidCap's Total Commitment	Portfolio Balance Report and recalculation	xvii.
Total company debt	Total Company Debt through MidCap lien position	Portfolio Balance Report, Recalculated Characteristic Support File and recalculation	xviii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the customer short name Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling errors.

iii.
For the purpose of comparing the product type Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Source Value
Life Sciences	Medical Devices & Equipment
Life Sciences	Research Tools
Life Sciences	Specialty Pharma
Life Sciences	BioPharma
Life Sciences	Healthcare IT
Life Sciences	Medical Diagnostics
Technology	Technology - Hardware

iv.
For the purpose of comparing the funded balance Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the funded balance by adding the corresponding current GL principal balances, as shown on the Portfolio Balance Report.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the original term (years) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the original term (years) by:
a.	Calculating the difference in days between the:
(1)	Current legal maturity date and
(2)	Closing date,
both as shown on the Agreement,
and
b.	Dividing the result obtained in a. above by 365.

vi.	For the purpose of comparing the remaining term (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining term (months) by:
a.	Calculating the difference in days between the:
(1)	Current legal maturity date, as shown on the Agreement, and
(2)	Statistical Calculation Date,
b.	Dividing the result obtained in a. above by 365 and
c.	Multiplying the result obtained in b. above by 12.

vii.	For the purpose of comparing the seasoning (months) Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the seasoning (months) by:
a.	Calculating the difference in days between the:
(1)	Statistical Calculation Date and
(2)	Closing date, as shown on the Agreement,
b.	Dividing the result obtained in a. above by 365 and
c.	Multiplying the result obtained in b. above by 12.

viii.
For the purpose of comparing the floor Compared Characteristic for each Loan (except for the Loans described in the last paragraph of this note viii.), the Originator, on behalf of the Issuer, instructed us to use the LIBOR/PRIME floor, as shown on the Interest Rate Report, subject to the instruction described in the succeeding paragraph of this note viii.

For the purpose of comparing the floor Compared Characteristic for each Loan with a LIBOR/PRIME floor value of less than "0," as shown on the Interest Rate Report, the Originator, on behalf of the Issuer, instructed us to use a floor value of "0.00%."

The Originator, on behalf of the Issuer, instructed us not to compare the floor Compared Characteristic for each Loan with an interest type value of "fixed," as shown on the Preliminary Data File (each, a "Fixed Rate Loan").

Exhibit 1 to Attachment A

Notes: (continued)

ix.
For the purpose of comparing the spread Compared Characteristic for each Loan (except for each Fixed Rate Loan), the Originator, on behalf of the Issuer, instructed us to use the accrual spread rate (wavg), as shown on the Interest Rate Report.

The Originator, on behalf of the Issuer, instructed us not to compare the spread Compared Characteristic for each Fixed Rate Loan.

x.
For the purpose of comparing the internal risk rating Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to use the RR, as shown on the Portfolio Balance Report.

xi.	For the purpose of comparing the investment stage Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to use an investment stage value of "Public."

xii.	For the purpose of comparing the interest type Compared Characteristic for each Loan, as applicable, the Originator, on behalf of the Issuer, instructed us to:
a.	Use the Interest Rate Type Desc, as shown on the Interest Rate Report, and
b.	Note agreement in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Source Value
Fixed	Fixed Rate Loan
Floating	LIBOR Rate Loan or Prime Rate Loan

xiii.
For the purpose of comparing the index type Compared Characteristic for each Loan, as applicable, the Originator, on behalf of the Issuer, instructed us to use the Rate Index Code, as shown on the Interest Rate Report.

xiv.
For the purpose of comparing the current rate Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to use the Accruing Rate (wavg), as shown on the Interest Rate Report.

xv.	For the purpose of comparing the exit fees Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.
Recalculate the exit fees using information on the Exit Fee Letter and Agreement, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and

b.	Ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xvi.
For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Loan (except for (i) the Loans identified on the Preliminary Data File as facility numbers 0006157, 0030401, 0019155 and 0039293 and (ii) each Public Loan), the Originator, on behalf of the Issuer, instructed us to use the Credit Memo as the Source, subject to the instruction described in the final paragraph of this note xvi.

For the purpose of comparing the enterprise value / appraised value Compared Characteristic for the Loans identified on the Preliminary Data File as facility numbers 0006157, 0030401, 0019155 and 0039293, the Originator, on behalf of the Issuer, instructed us to recalculate the enterprise value / appraised value by multiplying the:
a.	Actual Revenue, as shown on the Compliance Certificate, by
b.	TTM Revenue Multiple, as shown on the Credit Memo,
subject to the instruction described in the final paragraph of this note xvi.

For the purpose of comparing the enterprise value / appraised value Compared Characteristic for each Public Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the enterprise value / appraised value using information on the Market Cap Report, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File, further subject to the instruction described in the succeeding paragraph of this note xvi.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

xvii.
For the purpose of comparing the total commitment Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the total commitment by adding the corresponding total commitments, as shown on the Portfolio Balance Report.

xviii.	For the purpose of comparing the total company debt Compared Characteristic for each Loan, the Originator, on behalf of the Issuer, instructed us to:
a.
Recalculate the total company debt using information on the Portfolio Balance Report, subject to the applicable information, assumptions and methodologies described on the Recalculated Characteristic Support File and

b.	Ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristics
Current Financing Source
Total global commitment to borrower
Global funded balance
MidCap's commitment available to borrower
Balance available for ELM 2018-2
MidCap's undrawn commitment (available to borrower)
Original legal maturity date
LTM EBITDA
Total other debt (junior to MidCap's lien position)
Bi-Lateral or club deal
City
Debt senior to MidCap's loan
Debt pari passu to midCap's loan (but excluding MidCap's global loan)
Total debt (including MidCap's loan)
Amortization date 2
Amortization date 3
Amortization date 4
Amortization date 5
Balloon amount at maturity (assuming full-drawn commitment)
Amortization term
Administrative agent

Note: We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.